SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 11:-	SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Other current liabilities:

	December 31,
	2010	2011

Tax authorities	$102	$109
Director fees	47	36
Trade payables	132	90
Accrued expenses and other	37	67

	$318	$302

b.	Financial income (expenses), net

	Year ended December 31,
	2009	2010	2011

Financial expenses:
Revaluation of long term investment	$-	$(524)	$(2,592)
Other	(9)	(4)	(6)

	(9)	(528)	(2,598)
Financial income:
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	93	52	51
Interest on convertible loan	-	41	244
Gain on sale of BioCancell shares	-	46	-
Revaluation of long term investment	3,198	-	-

	3,291	139	295

	$3,282	$(389)	$(2,303)